United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F



FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/10

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Crown Capital Management
Address:  100 Drake's Landing Road, Suite 125
	  Greenbrae, CA 94904

Form 13F File Number: 028-12022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert Scott Fearon
Title: 	President
Phone:	(415) 925-9950

Signature, Place, and Date of Signing:


	Robert Scott Fearon	           	Greenbrae, CA	  		 October 18, 2010
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13 Information Table Entry Total:	48
Form 13 Information Table Value Total:  60,299(Thousands)

List of Other Included Managers:
NONE



FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6	COLUMN 7	COLUMN 8
								VALUE		SHRS OR	SH/	PUT/	INVESTMENT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
ANWORTH MORTGAGE ASSET CORP CMN	COM		037347101	 977 		137,000 SH		SOLE		-		137,000 -	-
ARDEA BIOSCIENCES, INC. CMN	COM		03969P107	 690 		30,005 	SH		SOLE		-		30,005 	-	-
ATLAS AIR WORLDWIDE HOLDINGS 	COM		049164205	 855 		17,000 	SH		SOLE		-		17,000 	-	-
BIOMARIN PHARMACEUTICAL INC CMN	COM		09061G101	 958 		42,875 	SH		SOLE		-		42,875 	-	-
BRUNSWICK CORP @10 EXP1/21/12	PUT		117043109	 39 		213 	SH	PUT	SOLE		-		213 	-	-
CALIPER LIFE SCIENCES INC CMN	COM		130872104	 175 		43,921 	SH		SOLE		-		43,921 	-	-
CARRIAGE SERVICES, INC. CMN	COM		143905107	 952 		190,000 SH		SOLE		-		190,000 -	-
CAVIUM NETWORKS, INC. CMN	COM		14965A101	 2,445 		85,000 	SH		SOLE		-		85,000 	-	-
CINEMARK HOLDINGS, INC. CMN	COM		17243V102	 805 		50,000 	SH		SOLE		-		50,000 	-	-
CORE MARK HLDG CO INC CMN	COM		218681104	 3,251 		105,000 SH		SOLE		-		105,000 -	-
DARLING INTERNATIONAL INC CMN	COM		237266101	 1,076 		126,250 SH		SOLE		-		126,250 -	-
DOLBY LABORATORIES, INC. CMN	COM		25659T107	 3,664 		64,500 	SH		SOLE		-		64,500 	-	-
DYNEX CAPITAL INC CMN		COM		26817Q506	 1,833 		170,000 SH		SOLE		-		170,000 -	-
ENNIS INC CMN			COM		293389102	 2,684 		150,000 SH		SOLE		-		150,000 -	-
ESSEX RENT CORP CMN		COM		297187106	 135 		27,295 	SH		SOLE		-		27,295 	-	-
FOOT LOCKER, INC. CMN		COM		344849104	 1,453 		100,000 SH		SOLE		-		100,000 -	-
FOSSIL INC CMN			COM		349882100	 3,859 		71,750 	SH		SOLE		-		71,750 	-	-
GAMESTOP CORP @15 EXP 01/21/12	PUT		36467W109	 39 		255 	SH	PUT	SOLE		-		255 	-	-
GRAPHIC PACKAGING HLDGCO CMN	COM		388689101	 451 		135,000 SH		SOLE		-		135,000 -	-
GUESS ?, INC. CMN		COM		401617105	 2,174 		53,500 	SH		SOLE		-		53,500 	-	-
HEELYS, INC. CMN		COM		42279M107	 204 		85,000 	SH		SOLE		-		85,000 	-	-
HOT TOPIC INC CMN		COM		441339108	 509 		85,000 	SH		SOLE		-		85,000 	-	-
INTEGRATED SILICON SOLUTION	COM		45812P107	 861 		100,000 SH		SOLE		-		100,000 -	-
LECROY CORP CMN			COM		52324W109	 1,343 		170,000 SH		SOLE		-		170,000 -	-
MGM MIRAGE @5 EXP 01/21/2012	PUT		552953101	 6 		100 	SH	PUT	SOLE		-		100 	-	-
MAGMA DESIGN AUTOMATION INC CMN	COM		559181102	 315 		85,000 	SH		SOLE		-		85,000 	-	-
MAGNUM HUNTER RESOURCES CORP 	COM		55973B102	 616 		148,750 SH		SOLE		-		148,750 -	-
MICROCHIP TECHNOLOGY CMN	COM		595017104	 2,720 		86,500 	SH		SOLE		-		86,500 	-	-
MONARCH CASINO & RESORT INC CMN	COM		609027107	 701 		62,488 	SH		SOLE		-		62,488 	-	-
NEWPORT CORP CMN		COM		651824104	 1,758 		155,000 SH		SOLE		-		155,000 -	-
NOVABAY PHARMACEUTICALS, INC. 	COM		66987P102	 281 		158,034 SH		SOLE		-		158,034 -	-
OCULUS INNOVATIVE SCIENCES, INC	COM		67575P108	 66 		42,500 	SH		SOLE		-		42,500 	-	-
OVERHILL FARMS INC CMN		COM		690212105	 459 		100,000 SH		SOLE		-		100,000 -	-
OVERSTOCK.COM INC DEL CMN	COM		690370101	 2,004 		127,500 SH		SOLE		-		127,500 -	-
PRECISION CASTPARTS CORP. CMN	COM		740189105	 1,840 		14,450 	SH		SOLE		-		14,450 	-	-
RADIANT SYSTEM INC CMN		COM		75025N102	 1,433 		83,750 	SH		SOLE		-		83,750 	-	-
ROSS STORES,INC CMN		COM		778296103	 3,837 		70,200 	SH		SOLE		-		70,200 	-	-
RURAL/METRO CORP CMN		COM		781748108	 2,128 		250,000 SH		SOLE		-		250,000 -	-
SRS LABS INC CMN		COM		78464M106	 1,191 		127,500 SH		SOLE		-		127,500 -	-
SHOE CARNIVAL INC CMN		COM		824889109	 2,533 		125,250 SH		SOLE		-		125,250 -	-
SKECHERS USA INC CL-A CMN	COM		830566105	 910 		38,750 	SH		SOLE		-		38,750 	-	-
SPECTRANETICS CORP CMN		COM		84760C107	 230 		42,500 	SH		SOLE		-		42,500 	-	-
SUPERTEX INC CMN		COM		868532102	 940 		42,500 	SH		SOLE		-		42,500 	-	-
ULTRATECH INC CMN		COM		904034105	 1,454 		85,000 	SH		SOLE		-		85,000 	-	-
VIRCO MFG CORP (DELAWARE) CMN	COM		927651109	 459 		164,615 SH		SOLE		-		164,615 -	-
WEST MARINE INC CMN		COM		954235107	 864 		85,000 	SH		SOLE		-		85,000 	-	-
WINDSTREAM CORPORATION CMN	COM		97381W104	 2,089 		170,000 SH		SOLE		-		170,000 -	-
GARMIN @20 EXP 01/21/2012	PUT		H2906T109	 33 		170 	SH	PUT	SOLE		-		170 	-	-